Trade and other payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables [abstract]
Trade payables	$ 3,062,512	$ 1,901,220
Accrued expenses	2,821,818	1,848,577
VAT payable	142,024	12,684
Total trade and other payables	$ 6,026,354	$ 3,762,481